(Graphic Omitted)  MERRIMAN
                   INVESTMENT TRUST





     MERRIMAN                                        MERRIMAN INVESTMENT TRUST
HIGH YIELD BOND FUND                              1200 Westlake Ave N, Suite 700
                                                         Seattle, WA 98109
                                                           1-800-423-4893
                                                           1-206-285-8877
                                                        www.merrimanfunds.com

     MERRIMAN                                            INVESTMENT MANAGER
GROWTH & INCOME FUND                                     Merriman Investment
                                                         Management Company
                                                  1200 Westlake Ave N, Suite 700
                                                          Seattle, WA 98109

                                                           CUSTODIAN AND
     MERRIMAN                                              TRANSFER AGENT
LEVERAGED GROWTH                               Firstar Mutual Fund Services, LLC
      FUND                                                   PO Box 701
                                                        Milwaukee, WI 53201
                                                          1-800-224-4743

  ANNUAL REPORT                                            FUND COUNSEL
                                                       Sullivan & Worcester
                                                       Boston, Massachusetts
   YEAR ENDED
SEPTEMBER 30, 2001


                               Officers & Trustees

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                        Secretary, Treasurer, and Trustee

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

                            DONALD E. WEST, Trustee

Dear Fellow Shareholder:

The Merriman Mutual Funds completed another fiscal year on September 30, 2001. Returns were disappointing, reflecting the severe bear market that existed during the entire period. These losses are neither comfortable nor desirable. But we believe the losses are temporary, and that the markets will recover.

The performance of each fund during that year is detailed later in this letter. To summarize: the Merriman High Yield Bond Fund lost 1.1 percent; the Merriman Growth and Income Fund fell 17.5 percent; the Merriman Leveraged Growth Fund was down 22.7 percent.

All the assets in our funds are governed by timing systems, and those systems reduced the volatility of the funds and the losses that would have been experienced by shareholders if they had owned comparable assets without timing. Timing, in our view, is an extremely useful tool in managing the risks that all investors face.

MANAGING RISKS

Most individual investors either do not properly understand risk or choose to ignore it. (In many cases it may be a combination of both.) My evidence is the following very predictable pattern: When the market is rising, money almost always floods into stocks and mutual funds, even as each upward tick in price raises the risk of an investment and reduces its potential return. In a bear market, many investors are extremely reluctant to invest, even though each drop in price reduces risk and increases potential return.

The risks facing investors are unusually visible now. The world has been plunged into a new level of uncertainty and insecurity, challenging most people's assumptions about the future. The possibility of national and global recessions is real. The possibility of a prolonged and difficult war is real.

We are now more than a year and a half into a down market of a magnitude not seen since the mid 1970s. It appears likely that 2001 will be the second straight calendar year of negative returns for U.S. stocks. This is unusual, but certainly not without precedent. Data published in the Wall Street Journal in September indicated that seven times in the last two centuries the U.S. stock market experienced back-to-back losing calendar years. The market declined for a third straight year in only one of those periods (1929-1931). Each of the other six two-year declines (which in the present market would correspond to 2002) was followed by a year of gains ranging from 16 percent to 57 percent.

That data is useful for perspective, but nearly useless for predicting the market in the near term. All that can be said with certainty is that future won't be exactly like the past.

Despite the gloomy near-term outlook, we believe the long-term future is positive and holds many fine opportunities for patient investors who can carefully manage the level of risk to which they expose themselves. We are here to help with that task. In fact, our work revolves around managing investment risk.

This is not a sideline. Many investors fail to understand the fundamental principle that investing is simply a process of finding a way to get paid for taking calculated risks.

It may be useful to list some of the major risks that investors take and how to effectively manage them.

INFLATION RISK is the chance that money you save or earn will lose its purchasing power. In the span of a month, a quarter or a year, inflation is largely invisible and often appears benign. But over time it is a powerful factor that erodes wealth. In the 25 years from 1976 through 2000, inflation rose at a compound rate of 4.6 percent per year. A couple who retired in 1976 on a fixed income of $2,000 a month would have seen its purchasing power fall by two-thirds: that income was worth only $647 of 1976 goods in the year 2000. Although that rate of inflation seems high by standards of the past few years, it is exactly the same as the average for all 25-year periods that ended from 1950 through 2000.

The way to protect against inflation risk is to own at least some equity assets, such as stock mutual funds, that can increase in value. Without that protection, the "security" of a fixed income, even if guaranteed, gradually becomes an illusion.

MANAGER RISK is the chance that your money manager will underperform the broad stock or bond market. Most portfolio managers have brief times during which they "beat the market." That's how they get and hold their jobs. But over periods of years, almost all managers underperform. The way to protect against this risk is to diversify by hiring multiple money managers. This is what we do, in effect, in our mutual funds, which invest in some of the best performing mutual funds available anywhere.

ASSET RISK is the chance you can be invested in the wrong asset class for an extended period of time. Far too many investors put most or all of their money in whatever asset classes have been showing superior recent performance. The problem is that even the most successful asset classes have long periods of underperformance.

The way to protect yourself from this risk is to diversify properly. Most investors should have at least some assets in stocks and at least some in bonds. Most stock investors should have at least some representation in small-cap stocks, value stocks and international stocks as well as the more popular large-cap U.S. stocks. Merriman Mutual Funds shareholders who wish to review their asset allocations may receive personal guidance from the funds' two co-portfolio managers, William Notaro and Paul A. Merriman. This is a free service that most no-load fund families do not offer.

MARKET RISK is the chance that the entire market, either for bonds or stocks, will go way up when you want to buy or way down when you need to sell. In the long run, the markets are likely to continue their upward course. But nobody can accurately and consistently predict shorter-term fluctuations.

Equity investors have two ways to protect themselves from market risk: Use market timing or have enough fixed-income assets in their portfolios to make sure their temporary losses do not exceed their risk tolerance. Many investors do both. Each Merriman fund includes built-in market timing. Including the Merriman High Yield Bond Fund in a portfolio may reduce the volatility of equity investments.

Bond investors can protect themselves from market risk through the use of market timing or by investing in short-term bonds, which are less volatile than bonds of longer maturities.

EVENT RISK is the chance that some unexpected event will topple the market, or some part of it in which you are invested. This may be an assassination, a natural disaster, a political upheaval or some man-made crisis that causes investors to suddenly question their views of the future. The terrorist attacks of September 11, 2001 are an unfortunate example.

There is no absolute protection against event risk unless you keep all your money in government-guaranteed bank accounts. And that exposes you to inflation risk. Your two best protections are proper asset allocation and an emergency fund that will allow you to maintain your lifestyle if your income is suddenly interrupted or your expenses suddenly skyrocket. We believe the Merriman High Yield Bond Fund may be a suitable vehicle for such an emergency fund.

EXPECTATION RISK is the risk that you will have unreasonable and unachievable expectations for your investments. When these expectations are not met, you may feel cheated and could even abandon a carefully crafted investment plan that, if given more time, would be successful. Unrealistic expectations for investment return may also induce you to save less than will be necessary to prepare for retirement or other future needs. It's dangerous to try to get rich quick. It's also dangerous to give up too easily.

Some investors act as if they believe long-term investing means waiting three weeks to decide if they made good investment choices. Others are anxious if an investment doesn't go up the day after they bought it. Here are two quick tips about time and investing: First, if you will need to withdraw money for something like a down payment on a house or college tuition within the next 12 months, get that money out of the stock market. Second, if your goal is five or 10 or 20 years away, don't measure and judge your progress every day, every week, every month or even every quarter. Judge your performance over a period of a year or longer. In sum, the more time you have before you will need to use your money, the less you need to be concerned about what's happening to it today.

EMOTIONAL RISK is one of the trickiest issues facing investors, both in good times and in bad times. It is the risk that your emotions will get out of hand and start dictating your decisions. Most investors believe in the familiar Wall Street formula for success: "Buy low, sell high." But emotionally, that's very hard to do. It's hard to sell when everybody else is buying, yet that's when prices are high. Likewise, it's hard to buy when everybody else wants to sell, yet that's when prices are low.

Greed and fear are among the strongest forces affecting Wall Street, and nobody is totally immune to them. The current bear market has changed the emotional climate of popular investing from one in which greed had the upper hand (in 1999 and early 2000) to one in which fear is now much more likely to prevail.

Another emotion that can be dangerous to investors is grandiosity, the tendency to think we know more than we really do and to become overconfident of our ability to see into the future.

The best protection against emotional risk is discipline. And the best way for many investors to achieve discipline is through the advice of a money manager or investment professional who has nothing at stake emotionally in the investments that he or she may recommend.

THE OUTLOOK

We are not qualified to forecast the future, and we don't try to do so even though we are often asked for our views of the months and quarters just ahead. As market timers, we are neither bulls nor bears. We are more accurately described as opportunists, believing that our mechanical systems will help us preserve capital in the bad times and make money in the good times.

However, it seems obvious that recent events have tipped the scales toward a negative near-term outlook for the world's markets and economies. One year ago we wrote here that "The U.S. economy continues to grow. Overall, the world is at peace ..." We cannot make the same statement today. At this time the economy has stopped growing, and the world seems to be heading toward a prolonged period of tension .

We cannot have any idea how events will play out, but the level of uncertainty has risen. Suddenly the public and private sectors in the United States are spending billions of dollars on increased security instead of on more productive pursuits. We believe this will inevitably reduce the country's overall standard of living in ways that are hard to foresee specifically.

In our minds, this means investors should pay more attention than ever to the need for keeping their risks within tolerable limits, to maintaining readily-available emergency funds and to adopting conservative expectations for their investments and lifestyles. In our view, the Merriman Mutual Funds are excellent investment vehicles for these uncertain times.

HOW WE MANAGE THESE FUNDS

As an investor, I want long-term results. Yet I want to know my assets are being actively protected every moment the markets are open. We believe our shareholders deserve nothing less than that. While our investment focus is on long-term results, we manage our funds in the short-term. Every business day, we track current market trends that affect every asset in our portfolio, and we are always ready to act on any new signals from our timing models to guide us as we attempt to maximize gains and minimize losses.

MERRIMAN HIGH YIELD BOND FUND

The Merriman High Yield Bond Fund invests in U.S. high-yield bond funds. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman High Yield Bond Fund and the Salomon Big Index.

Start Date                                     10-06-88
End Date                                       09-30-01
Beginning Value                                $10,000
End Value - Merriman High Yield Bond Fund      $19,148
End Value - Salomon BIG Index                  $24,606
Average Annual Total Return of
   Merriman High Yield Bond Fund       1YR         5YR        10YR
                                     -1.06%       3.34%       5.68%

In the 12 months ending September 30, the Fund lost 1.06 percent. According to Morningstar, an untimed portfolio of U.S. high yield bond funds would have lost
9.68 percent. According to Morningstar, the Fund's volatility over the past five years was 55 percent less than that of the weighted average of the components of the Appropriate Benchmark.

MERRIMAN GROWTH AND INCOME FUND

The Growth and Income Fund invests primarily in growth and growth & income funds, both domestic and international. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds. For the 12 months ending September 30, the Fund lost 17.5 percent.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Growth & Income Fund and the S&P 500 Index.

Start Date                                     12-29-88
End Date                                       09-30-01
Beginning Value                                $10,000
End Value - Merriman Growth & Income Fund      $19,991
End Value - S&P 500 Index                      $43,262
Average Annual Total Return of
   Merriman Growth & Income Fund       1YR         5YR        10YR
                                     -17.46%      4.70%       5.93%

A similar mix of domestic and international funds without timing, (the Appropriate Benchmark for this fund) was down 23.7 percent. According to Morningstar data, the Fund's volatility over the past five years was 45 percent less than that of the Appropriate Benchmark.

MERRIMAN LEVERAGED GROWTH FUND

The Leveraged Growth Fund's defensive strategy uses market timing systems similar to those of the Growth and Income Fund and maintains a similar balance of domestic and international funds. During rising markets, this Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gain.

NOTE: A graph appears at this location in the text comparing the change in value of a $10,000 investment in the Merriman Leveraged Growth Fund and the S&P 500 Index.

Start Date                                     05-27-92
End Date                                       09-30-01
Beginning Value                                $10,000
End Value - Merriman Leveraged Growth Fund     $18,065
End Value - S&P 500 Index                      $30,198
Average Annual Total Return of
   Merriman Leveraged Growth Fund       1YR         5YR       Since Inception
                                      -22.70%      5.43%           6.53%

For the 12 months ended September 30, the Fund's total return was down 22.7 percent, compared with a loss of 31.0 percent for a similar mix of domestic and international equity funds held without timing or leverage, (the Appropriate Benchmark for this fund). According to Morningstar, the Fund's volatility over the past five years was 23 percent less than the weighted average of the components of the Appropriate Benchmark.

* Past performance is not predictive of future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.

IN SUMMARY

While U.S. stocks have provided rich rewards for investors in recent years, we do not believe that most investors, especially the many who began their investment experience in the 1990s, are prepared psychologically for the serious losses of a prolonged bear market. A lack of discipline and preparation has led many people into untimely, emotional investment decisions that have compounded whatever damage their portfolios suffer as a result of market swings. In our view, broad diversification, coupled with automatic, mechanical timing, is the best way investors can avoid such untimely decisions and minimize market risks while they attempt to preserve and grow their capital. We appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing. We will continue to closely watch each of your investments every business day.

Sincerely,




Paul A. Merriman
President

                          MERRIMAN HIGH YIELD BOND FUND
                            Portfolio of Investments
                               September 30, 2001



                                                                    MARKET VALUE
   SHARES                                                             (NOTE 2A)
   ------                                                             ---------
                MONEY MARKET FUNDS: 85.82%
                --------------------------
  569,781       AIM Cash Reserves Fund.........................$         569,781
  326,221       Columbia Daily Income Fund .....................         326,221
  283,835       Federated Money Market Trust ...................         283,835
   20,000       Federated Short Term US Govt Trust .............          20,000
  282,263       Federated Treasury Obligations Fund ............         282,263
  294,681       Fidelity Prime Fund ............................         294,681
  290,381       Goldman Sachs Prime Obligations Fund ...........         290,381
  294,107       ING Pilgrim Money Market Fund ..................         294,107
  291,954       Liberty Money Market Fund ......................         291,954
  292,064       Oppenheimer Cash Reserves Fund .................         292,064
  289,948       Oppenheimer Money Market Fund ..................         289,948
  292,281       Pilgrim Money Market Fund ......................         292,281
  294,450       SAFECO Money Market Fund .......................         294,450
  328,875       Salomon Brothers Cash Mgmt Fund ................         328,875
  198,118       Scudder Cash Investment Trust ..................         198,118
  110,000       Scudder US Treasury Money Fund .................         110,000
  288,564       Stein Roe Cash Reserves Fund ...................         288,564
  311,130       Value Line Cash Fund ...........................         311,130
                                                                         -------
                Total Money Market Funds
                (Cost $5,058,653) ..............................       5,058,653
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
                SHORT-TERM DEMAND NOTES:  13.76%
                --------------------------------
  $269,400      American Family Demand Note
                2.3156%, 10/10/2001.............................         269,400
   295,000      Firstar Bank Demand Note
                2.4156%, 10/01/2001.............................         295,000
   246,600      Wisconsin Electric Demand Notes
                2.3156% , 10/01/2001............................         246,600
                                                                         -------
                Total Short-Term Demand Notes
                (Cost $811,000).................................         811,000
                                                                         -------

                Total Investment in Securities
                (Cost $5,869,653) (a)........................99.58%    5,869,653

                Other Assets
                 Less Liabilities............................ 0.42%       24,971
                                                              ----        ------

                NET ASSETS..................................100.00%  $ 5,894,624
                                                           =======   ===========


(a)Aggregate cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements

                          MERRIMAN GROWTH & Income Fund
                            Portfolio of Investments
                               September 30, 2001



                                                                    MARKET VALUE
 SHARES                                                                (NOTE 2A)
 ------                                                                ---------
              MONEY MARKET FUNDS:  92.73%
              ---------------------------
592,310       AIM Cash Reserves Fund.............................$       592,310
260,031       Am Century Govt Agency Money Mkt Fund ..............       260,031
604,892       Am Century Prime Money Market Fund .................       604,892
634,786       Columbia Daily Income Fund .........................       634,786
344,740       Dreyfus Founders Money Market Fund .................       344,740
331,598       Federated Money Market Trust .......................       331,598
339,398       Federated Short Term US Govt Trust .................       339,398
338,941       Federated Treasury Obligations Fund ................       338,941
630,904       Fidelity Cash Reserves Fund ........................       630,904
354,940       Fidelity Prime Fund - Daily Money Class ............       354,940
285,702       Goldman Sachs Prime Obligations Fund ...............       285,702
563,503       Invesco Cash Reserves Fund .........................       563,503
100,000       Invesco US Government Money Fund ...................       100,000
285,961       Janus Govt Money Market Fund .......................       285,961
285,157       Janus Money Market Fund ............................       285,157
435,155       Lexington Money Market Trust .......................       435,155
285,489       Neuberger Berman Cash Reserves Fund ................       285,489
650,068       Potomac US Govt Money Market Fund ..................       650,068
717,744       Rydex US Govt Money Market Fund ....................       717,744
324,749       SAFECO Money Market Fund ...........................       324,749
400,505       Salomon Brothers Cash Mgmt Fund ....................       400,505
605,953       Scudder Cash Investment Trust ......................       605,953
440,717       Scudder Money Mkt Premium Fund .....................       440,717
300,000       Scudder Prime Rsv Money Mkt Fund ...................       300,000
584,067       Scudder US Treasury Money Fund .....................       584,067
568,209       Stein Roe Cash Reserves Fund .......................       568,209
300,040       USAA Money Market Fund .............................       300,040
355,847       Value Line Cash Fund ...............................       355,847
                                                                         -------
              Total Money Market Funds
              (Cost $11,921,406)..................................    11,921,406
                                                                      ----------


 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:   7.17%
             --------------------------------
$  266,700   American Family Demand Note
             2.3156%, 10/01/2001..................................       266,700
   632,500   Firstar Bank Demand Note, NA
             2.4163%, 10/01/2001..................................       632,500
    21,900   Wisconsin Electric Demand Notes
             2.3156% , 10/01/2001.................................        21,900
                                                                          ------
             Total Short-Term Demand Notes
             (Cost $921,100)......................................       921,100
                                                                         -------
             Total Investment in Securities
             (Cost $12,842,506) (a)..........................99.90%   12,842,506

             Other Assets
              Less Liabilities................................0.10%       12,317
                                                             -----        ------

             NET ASSETS.....................................100.00%  $12,854,823
                                                           =======   ===========

(a)Aggregate cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements

                         MERRIMAN LEVERAGED GROWTH FUND
                            Portfolio of Investments
                               September 30, 2001


                                                                    MARKET VALUE
   SHARES                                                              (NOTE 2A)
   ------                                                              ---------
             DOMESTIC EQUITY FUNDS:  2.97%
             -----------------------------
   47,314    Fidelity Select Gold Portfolio
             (Cost $646,427)......................................$      667,599
                                                                  --------------

             MONEY MARKET FUNDS:  90.30%
             ---------------------------
1,015,511    American Century Prime Money Mkt Fund ................    1,015,511
  100,000    American Century Cap Preservation Fund ...............      100,000
  805,884    Columbia Daily Income Fund ...........................      805,884
  328,053    Dreyfus Founders Money Market Fund ...................      328,053
1,092,555    Federated Money Market Trust .........................    1,092,555
  710,000    Federated Money Market Mgmt Fund .....................      710,000
  725,572    Federated Short Term US Govt Trust ...................      725,572
1,081,069    Federated Treasury Obligations Fund ..................    1,081,069
1,873,485    Fidelity Cash Reserves Fund ..........................    1,873,485
  740,000    Fidelity US Govt Reserves Fund .......................      740,000
  721,721    Goldman Sachs Prime Obligations Portfolio.............      721,721
1,082,522    INVESCO Cash Reserves Fund ...........................    1,082,522
  316,967    Lexington Money Market Fund ..........................      316,967
  377,835    Neuberger Berman Cash Reserves Fund ..................      377,835
  402,801    Potomac US Govt Money Market Fund ....................      402,801
  598,691    RS Money Market Fund .................................      598,691
  330,859    Rydex US Govt Money Market Fund ......................      330,859
  924,761    SAFECO Money Market Fund .............................      924,761
1,090,700    Scudder Cash Investment Trust.........................    1,090,700
  158,000    Scudder Money Market Premium Fund ....................      158,000
  969,599    Scudder Prime Reserve Money Mkt Fund .................      969,599
  992,264    Scudder US Treasury Money Fund .......................      992,264
1,655,783    Stein Roe Cash Reserves Fund .........................    1,655,783
  988,386    USAA Money Market Fund ...............................      988,386
  100,000    USAA Treasury Money Market Trust .....................      100,000
1,096,031    Value Line Cash Fund .................................    1,096,031
                                                                       ---------
             Total Money Market Funds
             (Cost $20,279,049)....................................   20,279,049
                                                                      ----------


 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:  6.61%
             -------------------------------
$  362,100   American Family Demand Note
             2.3156%, 10/01/2001...................................      362,100
 1,039,000   Firstar Bank Demand Note, NA
             2.4163%, 10/01/2001...................................    1,039,000
    84,100   Wisconsin Electric Demand Notes
             2.3156% , 10/01/2001..................................       84,100
                                                                          ------
             Total Short-Term Demand Notes
             (Cost $1,485,200).....................................    1,485,200
                                                                       ---------

             Total Investment in Securities
             (Cost $22,410,676) (a).........................99.88%    22,431,848

             Other Assets
              Less Liabilities...............................0.12%        26,618
                                                            -----         ------

             NET ASSETS....................................100.00%  $ 22,458,466
                                                          =======   ============


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation......................       $  21,172
             Gross unrealized depreciation......................               -
                                                                         -------
             Net Unrealized appreciation........................         $21,172
                                                                         =======

                 See Accompanying Notes to Financial Statements




                                                 STATEMENTS OF ASSETS AND LIABILITIES
                                                          September 30, 2001



                                                                              MERRIMAN        MERRIMAN
                                                              MERRIMAN        GROWTH &        LEVERAGED
                                                          HIGH YIELD BOND      INCOME          GROWTH
                                                                FUND            FUND            FUND
                                                                ----            ----            ----
ASSETS
   Investments in securities, at market value
     (identified cost $5,869,653, $12,842,506 and
      $22,410,676, respectively) (Note 2)                    $5,869,653    $12,842,506   $  22,431,848
   Cash                                                              18              -               -
   Dividends and interest receivable                             29,321         32,140          46,106
   Prepaid expenses                                                 984         12,699          22,356

      Total assets                                            5,899,976     12,887,345      22,500,310

LIABILITIES
   Accrued management fees                                        2,090         11,076          19,850
   Other accrued expenses                                         2,218         21,446          18,979
   Payable for fund shares redeemed                               1,044              -           3,015

     Total liabilities                                            5,352         32,522          41,844

NET ASSETS
   (Applicable to 646,099,  1,733,725, and 2,776,121
   shares of beneficial interest with no par value,
   unlimited number of shares authorized)                    $5,894,624    $12,854,823    $ 22,458,466

PRICING OF SHARES
   Net asset value, offering and redemption price per share
   $ 5,894,624 /    646,099 shares                           $     9.12
   $12,854,823 / 1,733,725 shares                                           $     7.41
   $22,458,466 / 2,776,121 shares                                                         $       8.09


NET ASSETS
   At September 30, 2001, net assets consisted of:
     Paid-in capital                                         $6,486,365    $14,429,961     $ 27,125,691
     Undistributed net investment income                            772         45,541          192,247
     Accumulated net realized loss                             (592,513)    (1,620,679)      (4,880,644)
     Unrealized appreciation on investments                           -              -           21,172
                                                             $5,894,624   $12,854,823      $ 22,458,466


                 See Accompanying Notes to Financial Statements



                                                       STATEMENTS OF OPERATIONS
                                                     Year Ended September 30, 2001



                                                                          MERRIMAN       MERRIMAN
                                                           MERRIMAN       GROWTH &       LEVERAGED
                                                        HIGH YIELD BOND    INCOME         GROWTH
                                                             FUND           FUND           FUND
                                                             ----           ----           ----
INVESTMENT INCOME
   Interest                                              $   35,406     $   14,592     $   75,636
   Dividends                                                448,397        231,402        495,510
                                                            -------        -------        -------
     Total investment income                                483,803        245,994        571,146
                                                            -------        -------        -------

Expenses
   Management fees (Note 3)                                  66,540         86,769        227,010
   Accounting services                                       17,840         20,833         53,840
   Custodian fees                                             5,489          5,582          9,133
   Transfer agent fees                                       10,403         10,519         13,617
   Interest expense (Note 4)                                      -              -         35,444
   Professional services                                      9,343          7,639         18,927
   Registration fees                                          5,001          4,680          6,398
   Insurance and other                                        3,629          3,962         15,925
   Printing                                                     639            913          2,099
   Trustees fees                                                295            380            913
                                                                ---            ---            ---

   Expenses before reimbursement                            119,179        141,277        383,306
                                                            -------        -------        -------
   Reimbursement by advisor (Note 3)                         19,368          4,656          4,771
                                                             ------          -----          -----
   Total expenses                                            99,811        136,621        378,535
                                                             ------        -------        -------
    Net investment income                                   383,992        109,373        192,611
                                                            -------        -------        -------

Realized and Unrealized Gain (Loss)
   on Investments
   Net realized loss from security transactions            (466,790)    (1,671,221)    (5,031,514)
   Capital  gain distributions from  regulated
    investment companies                                          -        180,910        517,317
   Net  increase (decrease) in unrealized appreciation/
     depreciation  of investments                            52,218         65,508       (228,364)
                                                             ------         ------       --------
   Net realized and unrealized loss on investments         (414,572)    (1,424,803)    (4,742,561)
                                                           --------     ----------     ----------
   Net decrease in net assets resulting from
    operations                                           $  (30,580)   $(1,315,430)   $(4,549,950)
                                                         ==========    ===========    ===========

                 See Accompanying Notes to Financial Statements



                                                  STATEMENTS OF CHANGES IN NET ASSETS

                                                                 MERRIMAN HIGH YIELD              MERRIMAN GROWTH &
                                                                      BOND FUND                      INCOME FUND
                                                                      ---------                      -----------
                                                                YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                              SEPTEMBER 30,   SEPTEMBER 30,     SEPTEMBER 30,   SEPTEMBER 30,
                                                                  2001            2000              2001            2000
                                                                  ----            ----              ----            ----
Operations:
   Net investment income                                        $  383,992       $ 295,629        $  109,373      $  112,751
   Net realized gain (loss) on investments                        (466,790)        (42,267)       (1,671,221)        345,720
   Capital gain distributions from regulated investment
     companies                                                           -               -           180,910         343,481
   Net  increase (decrease) in unrealized appreciation/
     depreciation  on investments                                   52,218         (69,730)           65,508        (334,675)
                                                                    ------         -------            ------        --------
   Net increase (decrease) in net assets resulting from
     operations                                                    (30,580)        183,632        (1,315,430)        467,277

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments                   -               -          (689,128)       (646,201)
   Distributions from net investment income                       (384,517)       (295,086)         (157,450)        (19,133)

CAPITAL SHARE TRANSACTIONS:
   Increase (decrease) in net assets resulting from capital
     share transactions (Note 7)                                  (862,477)       (692,437)        6,693,888        (240,656)
                              -                                   --------        --------         ---------        --------
   Total increase (decrease)                                    (1,277,574)       (803,891)        4,531,880        (438,713)

NET ASSETS
   Beginning of year                                             7,172,198       7,976,089         8,322,943       8,761,656
                                                                 ---------       ---------         ---------       ---------
   End of year*                                                 $5,894,624      $7,172,198       $12,854,823     $ 8,322,943
                                                                ==========      ==========       ===========     ===========

* Including undistributed net investment income of:             $      772      $    1,297       $    45,541     $    93,618
                                                                ==========      ==========       ===========     ===========



                                                                MERRIMAN LEVERAGED
                                                                    GROWTH FUND

                                                              YEAR ENDED        YEAR ENDED
                                                             SEPTEMBER 30,    SEPTEMBER 30,
                                                                 2001             2000
OPERATIONS:
   Net investment income                                       $  192,611       $  503,400
   Net realized gain (loss) on investments                     (5,031,514)       2,305,448
   Capital gain distributions from regulated investment
     companies                                                    517,317          901,137
   Net decrease in unrealized appreciation/depreciation
     on investments                                              (228,364)        (879,589)
                                                                 --------         --------
   Net increase (decrease) in net assets resulting from
     operations                                                (4,549,950)       2,830,396

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net realized gain on investments         (3,206,536)      (2,344,927)
   Distributions from net investment income                      (503,764)               -

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets resulting from capital share
      transactions (Note 7)                                    10,014,373        1,464,890
                         -                                     ----------        ---------
   Total increase                                               1,754,123        1,950,359

NET ASSETS
   Beginning of period                                         20,704,343       18,753,984
                                                               ----------       ----------
   End of period*                                             $22,458,466      $20,704,343
                                                              ===========      ===========

* Including undistributed net investment income of:           $   192,247      $   503,400
                                                              ===========      ===========


                 See Accompanying Notes to Financial Statements

                                                  MERRIMAN LEVERAGED GROWTH FUND
                                                      STATEMENT OF CASH FLOWS



                                                                                YEAR ENDED                YEAR ENDED
                                                                               SEPTEMBER 30,             SEPTEMBER 30,
                                                                                   2001                      2000
                                                                                   ----                      ----
Cash flows from operating activities:
   Dividends and interest received                                               $  554,715                $  327,874
   Operating expenses paid                                                         (431,717)                 (391,002)
   Net purchases of short-term investments                                       (8,385,632)                1,103,326
   Purchases of portfolio securities                                            (65,182,405)              (74,136,318)
   Proceeds from sales of portfolio securities                                   74,211,910                72,476,656
   Long-term capital gain distributions received                                    517,317                 1,499,797
                                                                                    -------                 ---------
      Net cash provided by operating activities                                   1,284,188                   880,333
                                                                                  ---------                   -------
Cash flows from financing activities:
   Proceeds from capital shares sold                                              1,555,256                 7,020,879
   Payments on capital shares redeemed                                           (2,795,066)               (7,843,146)
   Cash dividends paid                                                              (44,413)                  (57,870)
   Net increase (decrease) in loan payable to custodian bank                              -                         -
                                                                                  ---------                 ---------
   Net cash used for financing activities                                        (1,284,223)                 (880,137)
                                                                                 ----------                  --------
   Net change in cash                                                                   (35)                      196
   Cash at beginning of period                                                           35                      (161)
                                                                                         --                      ----
   Cash (overdraft) at end of period                                            $         -                $       35
                                                                                ===========                ==========

Reconciliation of net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
   Net increase (decrease) in net assets resulting from operations              $(4,549,950)               $2,830,396
                                                                                -----------                ----------
   Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
   (Increase) decrease in investment securities                                   5,902,282                 (1,993,042)
   (Increase) decrease in dividends and interest receivable                         (16,431)                     5,328
   (Increase) decrease in investment securities sold                                      -                     10,847
   (Increase) decrease in receivable for capital stock sold                             100                          -
   (Increase) decrease in prepaid expenses                                          (14,909)                         -
   Increase (decrease) in accrued management fees                                    (8,377)                     2,317
   Increase (decrease) in other accrued expenses                                    (31,542)                    24,487
   Increase (decrease) in payable for fund shares redeemed                            3,015                          -
                                                                                      -----

   Total Adjustments                                                              5,834,138                 (1,950,063)
                                                                                  ---------                 ----------
     Net cash provided by operating activities                                  $ 1,284,188                 $  880,333
                                                                                ===========                 ==========


   Non-cash financing activities included herein consist of:

(A) Reinvestment of distributions to shareholders of $3,665,895 and $2,287,057 for the years ended September 30, 2001 and September 30, 2000 respectively.

(B) Acquisition of Merriman Capital Appreciation Fund's net assets of $7,588,288 as of September 28, 2001.

                 See Accompanying Notes to Financial Statements

                                                         Merriman Mutual Funds
                                                         Financial Highlights



                                                              High Yield Bond Fund
                                                  (for a share outstanding throughout the year)
                                                            Year Ended September 30,



                                               2001          2000         1999         1998        1997
                                               ----          ----         ----         ----        ----
Net asset value, beginning of year          $  9.79       $  9.96      $ 10.15      $ 10.74     $ 10.36
                                            -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                       0.58          0.43         0.46         0.63        0.60
   Net gains or losses on securities
     (realized and unrealized)                (0.67)        (0.17)       (0.19)       (0.32)       0.38
                                              -----         -----        -----        -----        ----
      Total from investment operations        (0.09)         0.26         0.27         0.31        0.98
                                              -----          ----         ----         ----        ----
Less distributions:
   From investment income                     (0.58)        (0.43)       (0.46)       (0.67)      (0.60)
   From realized capital gains                    -             -            -        (0.23)          -
                                              -----         -----        -----        -----       -----
     Total distributions                      (0.58)        (0.43)       (0.46)       (0.90)      (0.60)
                                              -----         -----        -----        -----       -----
Net asset value, end of year                $  9.12       $  9.79      $  9.96      $ 10.15     $ 10.74
                                            =======       =======      =======      =======     =======

Total return                                  (1.06)%        2.66%        2.71%        3.03%       9.64%

Net assets, end of year ($000)              $ 5,895       $ 7,172      $ 7,976      $ 7,500     $ 9,220
Ratio of expenses to average net assets        1.67%*        1.65%*       1.57%*       1.50%       1.46%
Ratio of net income to average net assets      5.78%         4.27%        4.52%        5.93%       5.54%

Portfolio turnover rate                      675.32%       774.04%      435.08%      206.12%     172.73%




                                                              GROWTH & INCOME FUND
                                                  (FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)
                                                            YEAR ENDED SEPTEMBER 30,


                                               2001          2000         1999         1998        1997
                                               ----          ----         ----         ----        ----
Net asset value, beginning of year          $ 10.11       $ 10.34      $  9.87      $ 12.96     $ 11.65
                                            -------       -------      -------      -------     -------
Income from investment operations
   Net investment income                       0.11          0.13         0.08         0.32        0.19
   Net gains or losses on securities
     (realized and unrealized)                (1.75)         0.44         1.40        (0.17)       2.40
                                              -----          ----         ----        -----        ----
     Total from investment operations         (1.64)         0.57         1.48         0.15        2.59
                                              -----          ----         ----         ----        ----
Less distributions:
   From investment income                     (0.20)        (0.02)       (0.15)       (0.27)      (0.24)
   From realized capital gains                (0.86)        (0.78)       (0.86)       (2.97)      (1.04)
                                              -----         -----        -----        -----       -----
     Total distributions                      (1.06)        (0.80)       (1.01)       (3.24)      (1.28)
                                              -----         -----        -----        -----       -----
Net asset value, end of year                $  7.41       $ 10.11      $ 10.34      $  9.87     $ 12.96
                                            =======       =======      =======      =======     =======

Total return                                 (17.46)%        4.96%       13.61%        2.99%      24.11%

Net assets, end of year ($000)              $12,855       $ 8,323      $ 8,762      $ 8,518     $ 9,514
Ratio of expenses to average net assets        2.02%         1.81%        1.79%        1.75%       1.71%
Ratio of net income to average net assets      1.57%         1.23%        0.68%        2.61%       1.42%

Portfolio turnover rate                      414.07%       371.80%      276.73%      280.78%     105.11%

* Prior to reimbursement from advisor

                 See Accompanying Notes to Financial Statements

                                                      Merriman Mutual Funds
                                                Financial Highlights (continued)



                                                              Leveraged Growth Fund
                                                    (for a share outstanding throughout the year)
                                                              Year Ended September 30,


                                                    2001         2000         1999         1998        1997
                                                    ----         ----         ----         ----        ----
Net asset value, beginning of year               $ 12.96      $ 12.57      $ 10.66      $ 14.85     $ 12.30
                                                 -------      -------      -------      -------     -------
Income from investment operations
   Net investment income (loss)                     0.04         0.32        (0.06)        0.06       (0.20)
   Net gains or losses on securities
     (realized and unrealized)                     (2.59)        1.65         2.63        (1.18)       3.33
                                                   -----         ----         ----        -----        ----
     Total from investment operations              (2.55)        1.97         2.57        (1.12)       3.13
                                                   -----         ----         ----        -----        ----
Less distributions:
   From investment income                          (0.28)           -            -        (0.06)          -
   From realized capital gains                     (2.04)       (1.58)       (0.66)       (3.01)      (0.58)
                                                   -----        -----        -----        -----       -----
     Total distributions                           (2.32)       (1.58)       (0.66)       (3.07)      (0.58)
                                                   -----        -----        -----        -----       -----
Net asset value, end of year                     $  8.09      $ 12.96      $ 12.57      $ 10.66     $ 14.85
                                                 =======      =======      =======      =======     =======

Total return                                      (22.70)%      14.67%       24.33%       (6.71)%     26.66%

Net assets end of year ($000)                    $22,458      $20,704      $18,754      $15,488     $17,785
Ratio of expenses to average net assets (a)         2.11%*       1.88%        2.60%        3.13%       4.13%
Ratio of net income (loss) to average net assets    1.06%        2.26%       (0.46)%       0.46%      (1.52)%

Portfolio turnover rate                           627.91%      440.73%      307.56%      351.46%     130.36%


*  Prior to reimbursement from advisor
(a) Expenses include interest expenses of 0.20%, 0.14%, 0.83%, 1.38%, 2.36%, and 1.95% for 2001, 2000, 1999, 1998 and1997, respectively.








   Information relating to outstanding debt during the year shown below.


                                                AVERAGE              AVERAGE NUMBER
                     AMOUNT OF DEBT         AMOUNT OF DEBT              OF SHARES            AVERAGE AMOUNT OF
                     OUTSTANDING AT           OUTSTANDING              OUTSTANDING            DEBT PER SHARE
YEAR ENDED             END OF YEAR          DURING THE YEAR          DURING THE YEAR          DURING THE YEAR
----------             -----------          ---------------          ---------------          ---------------

September 30, 2001    $           -           $  335,068               1,862,545                  $0.18

September 30, 2000    $           -           $  196,311               1,585,622                  $0.12

September 30, 1999    $           -           $1,708,403               1,475,597                  $1.16

September 30, 1998    $           -           $2,521,205               1,403,276                  $1.80

September 30, 1997    $   7,000,000           $4,295,452               1,250,115                  $3.44

                 See Accompanying Notes to Financial Statements

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Merriman High Yield Bond Fund (formerly Flexible Bond), Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds." Effective January 1, 2001, the Flexible Bond Fund changed it's name to Merriman High Yield Bond Fund and changed it's investment objective accordingly.

     Each fund has specific investment objectives: The objectives of the High Yield Bond Fund are high income with some consideration to growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                            High Yield Bond          Other Two
                                                 Fund                   Funds

         On the first $250 million              1.000%                  1.250%
         On the next $250 million                .875%                  1.125%
         On all above $500 million               .750%                  1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman High Yield Bond Fund.

For the year ended September 30, 2001, the Advisor made expense reimbursements in the amount of $19,368 to the Merriman High Yield Bond Fund, $4,656 to the Merriman Growth & Income Fund and $4,771 to the Merriman Leveraged Growth Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year (included in interest expense) to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required. Balance outstanding at September 30, 2001 was $0.

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



NOTE 5 - MERGER OF MERRIMAN GROWTH & INCOME AND ASSET ALLOCATION

     On September 28, 2001, Merriman Growth & Income acquired all the net assets of Merriman Asset Allocation pursuant to a plan of reorganization approved by Merriman Asset Allocation shareholders on September 14, 2001. The acquisition was accomplished by a tax-free exchange of 959,761 shares of Merriman Growth & Income (valued at $7,116,217) for the 901,086 shares of Merriman Asset Allocation outstanding on September 28, 2001. Merriman Asset Allocation's net assets at that date ($7,116,217), including accumulated net realized losses of $130,378, were combined with those of Merriman Growth & Income. The aggregate net assets of Merriman Growth & Income and Merriman Asset Allocation immediately before the merge were $5,738,606 and $7,116,217, respectively.


NOTE 6 - MERGER OF MERRIMAN LEVERAGED GROWTH & MERRIMAN CAPITAL APPRECIATION

     On September 28, 2001, Merriman Leveraged Growth acquired all the net assets of Merriman Capital Appreciation pursuant to a plan of reorganization approved by Merriman Capital Appreciation's shareholders on September 14, 2001. The acquisition was accomplished by a tax-free exchange of 937,998 shares of Merriman Leveraged Growth (valued at $7,588,288) for the 1,153,123 shares of Merriman Capital Appreciation outstanding on September 28, 2001. Merriman Capital Appreication's net assets at that date ($7,588,288), including $8,138 of unrealized appreciation and accumulated net realized losses of $364,700, were combined with those of Merriman Leveraged Growth. The aggregate net assets of Merriman Leveraged Growth and Merriman Capital Appreciation immediately before the merger were $14,870,178 and $7,588,288, respectively.


NOTE 7 - CAPITAL SHARES

     At September 30, 2001, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                     MERRIMAN HIGH YIELD BOND FUND                  MERRIMAN GROWTH & INCOME FUND
                                     -----------------------------                  -----------------------------
                                YEAR ENDED               YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                               SEPTEMBER 30,            SEPTEMBER 30,          MARCH 31, 2001          SEPTEMBER 30,
                                   2001                     2000                 (UNAUDITED)               2000
                                   ----                     ----                 -----------               ----
                              SHARES          VALUE        SHARES      VALUE        SHARES        VALUE       SHARES        VALUE
                              ------          -----        ------      -----        ------        -----       ------        -----
Shares sold...........        46,457      $ 460,621       172,516  $1,716,908       29,912    $ 247,381       44,676     $479,525
Shares issued in connection
   with the acquisition
   of Merriman Asset
   Allocation Fund....             -              -             -           -      959,761    7,116,217            -            -
   reinvestment  of
   distributions......         37,044       354,881        27,014     267,864       99,831      837,581       59,420      647,080
                               ------       -------        ------     -------       ------      -------       ------      -------
                               83,501       815,502       199,530   1,984,772    1,089,504    8,201,179      104,096    1,126,605
Shares redeemed.......       (170,115)   (1,677,979)     (267,846) (2,677,209)    (178,774)  (1,507,291)    (128,757)  (1,367,261)
                             --------    ----------      --------  ----------     --------   ----------     --------   ----------
Net increase (decrease)       (86,614)   $ (862,477)      (68,316) $ (692,437)     910,730   $6,693,888      (24,661)  $(240,656)
                              =======    ==========       =======  ==========      =======   ==========      =======   =========

                                        MERRIMAN LEVERAGED GROWTH FUND
                                        ------------------------------
                                     YEAR ENDED                 YEAR ENDED
                                    SEPTEMBER 30,              SEPTEMBER 30,
                                        2001                       2000
                                        ----                       ----
                                  SHARES        VALUE       SHARES         VALUE
                                  ------        -----       ------         -----
Shares sold...........          158,329   $1,555,256      497,652    $7,020,979
Shares issued in connection
   with the acquisition
   of Merriman Capital
   Appreciation Fund..          937,998    7,588,288            -             -
Shares issued in
   reinvestment of
   distributions......          368,929    3,665,895      161,858     2,287,057
                                -------    ---------      -------     ---------
                              1,465,256   12,809,439      659,510     9,308,036
Shares redeemed.......         (286,483)  (2,795,066)    (553,555)   (7,843,146)
                               --------   ----------     --------    ----------

Net increase..........        1,178,773  $10,014,373      105,955    $1,464,890
                              =========  ===========      =======    ==========

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                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS



NOTE 8 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the year ended September 30, 2001 were as follows:

                                              Purchases        Sales

   Merriman High Yield Bond Fund...........$21,741,364     $23,584,465
   Merriman Growth & Income Fund............15,765,768      19,531,512
   Merriman Leveraged Growth Fund...........65,182,408      74,211,910

                 See Accompanying Notes to Financial Statements

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REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To The Board of Trustees and Shareholders of Merriman Investment Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Merriman Investment Trust, consisting of the Merriman High Yield Bond Fund, Merriman Growth & Income Fund, and Merriman Leveraged Growth Fund as of September 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows of Merriman Leveraged Growth Fund for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the Merriman Investment Trust at September 30, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, Merriman Leveraged Growth cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania                                  Tait, Weller & Baker
October 19, 2001

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Graphic Omitted    MERRIMAN
                   INVESTMENT TRUST
                   1200 Westlake Avenue North Suite 700
                   Seattle, Washington  98109
                   1-800-423-4893

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